Inventories	12 Months Ended
Dec. 31, 2019
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Inventories
Note 8. Inventories

	December 31, 2019		December 31, 2018
Finished products	Ps.	32,853	Ps.	27,145
Raw materials		5,331		5,363
Spare parts		1,198		1,362
Work in process		113		225
Inventories in transit		1,528		1,591

	Ps.	41,023	Ps.	35,686

For the years ended 2019, 2018 and 2017, the Company recognized write-downs of its inventories for Ps. 2,992, Ps. 2,006 and Ps. 308 to net realizable value, respectively.

For the years ended 2019, 2018 and 2017, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2019		2018		2017
Changes in inventories of finished goods and work in progress	Ps.	221,540	Ps.	204,688	Ps.	188,022
Raw materials and consumables used		84,502		79,825		85,568

Total	Ps.	306,042	Ps.	284,513	Ps.	273,590